Average Annual Total Returns			60 Months Ended	120 Months Ended		180 Months Ended	265 Months Ended	300 Months Ended
		May 01, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 03, 2024
Standard & Poor's 500 Index [Member]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index(1)
Average Annual Return, Percent	[1]		14.53%	13.10%	25.02%		10.96%	7.89%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE NAREIT All Equity REIT Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.92%	5.83%	4.92%		9.29%	9.98%
LDR Real Estate Value-Opportunity Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares
Average Annual Return, Percent			5.18%	4.63%	9.45%		8.51%	9.56%
Performance Inception Date		Dec. 16, 2002
LDR Real Estate Value-Opportunity Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions
Average Annual Return, Percent			1.88%	1.66%	7.25%		5.88%
LDR Real Estate Value-Opportunity Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.89%	2.63%	5.53%		6.05%
LDR Real Estate Value-Opportunity Fund Platform Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Platform Shares
Average Annual Return, Percent			4.89%	4.36%	9.08%	8.54%
Performance Inception Date		Dec. 22, 2009

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the FTSE NAREIT All Equity REIT Index, the Fund’s secondary securities market index.